LONG-TERM BORROWINGS - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)	¥ 287,814	$ 45,164	¥ 95,149
Long-term borrowings - non-current	67,080	10,526
Xinyuan Leasing Asset-Backed Securities
Debt Instrument [Line Items]
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)	0		¥ 95,149
Yunnan Trust Plan
Debt Instrument [Line Items]
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)	84,006	13,182
Chengdu Gongtou Plan
Debt Instrument [Line Items]
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)	85,558	13,426
Long-term borrowings - non-current	20,584	3,230
Houfu
Debt Instrument [Line Items]
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)	118,250	18,556
Long-term borrowings - non-current	¥ 46,496	$ 7,296